CURRENT INCOME TAX LIABILITIES - Summary of Accumulated Taxable Net Earnings (Details) - ARS ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings	$ 235,213,023	$ 586,173,812
Income Tax Slab Rate One
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ps. Payable	$ 0		$ 0
Plus %	25.00%		25.00%
Income Tax Slab Rate Two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ps. Payable	$ 25,420		$ 8,676
Plus %	30.00%		30.00%
Income Tax Slab Rate Three
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ps. Payable	$ 299,955		$ 102,375
Plus %	35.00%		35.00%
New Graduated Income Tax Rate Structure | Income Tax Slab Rate One
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings	$ 0		$ 0
New Graduated Income Tax Rate Structure | Income Tax Slab Rate One | Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings	0		0
New Graduated Income Tax Rate Structure | Income Tax Slab Rate One | Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings	101,680		34,704
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings	101,680		34,704
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Two | Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings	101,680		34,704
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Two | Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings	1,016,796		347,035
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Three
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings	1,016,796		347,035
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Three | Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings	$ 1,016,796		$ 347,035